Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Current
Federal
State
Deferred
Federal					6,253	12,446
State
Change in valuation allowance					(6,253)	(12,446)
Provision for income taxes